Schedule of investments

Delaware Tax-Free USA Fund May 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 102.43%
Corporate Revenue Bonds - 18.42%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior) Series B-2 5.00% 6/1/55	6,135,000	$6,200,460
(Senior Capital Appreciation) Series B-3
6.153% 6/1/57 ^	25,000,000	3,234,000
(Senior)
Series A-2 3.00% 6/1/48	4,000,000	3,692,040
Series A-2 4.00% 6/1/48	5,550,000	5,873,676
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,515,675
Series A 5.00% 9/1/35	2,160,000	2,758,428
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A
1.536% 6/1/60 ^	57,695,000	2,300,877
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A
6.50% 1/1/49 (AMT)#•	3,245,000	2,758,250
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Capital Appreciation-Asset-Backed) Series B
1.473% 6/1/47 ^	10,210,000	2,016,067
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	5,000,000	4,142,150
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A
7.00% 3/1/39 (AMT)#	3,030,000	2,557,320
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.967% 6/1/57 #^	105,485,000	4,581,214
Series F 144A 1.453% 6/1/57 #^	48,985,000	1,576,337
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	5,591,080
Series A 5.00% 9/1/46	2,500,000	3,289,250
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,890,000	2,362,405
Series B 6.50% 11/1/39	5,000,000	7,498,700
Series C 6.50% 11/1/39	1,500,000	2,249,610
New Jersey Economic Development Authority Revenue
(Continental Airlines Project) Series B
5.625% 11/15/30 (AMT)	1,365,000	1,372,576

NQ- 011 [5/20] 7/20 (1236686) 1

Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Liberty Development Revenue
(Bank of America Tower At One Bryant Park Project)
Class 2 2.625% 9/15/69	2,670,000	$2,617,908
Class 3 2.80% 9/15/69	7,500,000	7,339,950
New York Transportation Development Corporation
Special Facility Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project) Series 2018
4.00% 1/1/36 (AMT)	910,000	890,526
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,000,000	7,499,200
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	2,088,736
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,020,995
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C
0.558% 6/1/46 ^	10,570,000	1,699,973
(Capital Appreciation-3rd Subordinate Lien) Series D
0.307% 6/1/46 ^	1,740,000	250,490
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	1,880,944
Virginia Tobacco Settlement Financing
(Capital Appreciation)
Series C 2.419% 6/1/47 ^	31,035,000	5,176,017
Series D 2.545% 6/1/47 ^	22,300,000	3,516,710
		102,551,564
Education Revenue Bonds - 8.00%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,385,000	1,398,421
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,720,000	2,191,383
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,087,550
(Stanford University) Series V-1 5.00% 5/1/49	6,325,000	10,441,500
Colorado Educational & Cultural Facilities Authority
Revenue
(Rocky Mountain Classical Academy Project) 144A
5.00% 10/1/59 #	1,000,000	941,150

2 NQ- 011 [5/20] 7/20 (1236686)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/44	500,000	$502,420
4.00% 7/1/49	1,375,000	1,376,980
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	1,849,007
Series A 5.00% 2/15/50	540,000	534,190
New Jersey Economic Development Authority
(Provident Group - Montclair State University)
5.00% 6/1/42 (AGM)	1,250,000	1,434,637
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	3,000,000	3,004,140
Pima County, Arizona Industrial Development Authority
Education Revenue
(American Leadership Academy Project) 144A
5.00% 6/15/52 #	560,000	500,321
University of Michigan
Series A 5.00% 4/1/30	1,000,000	1,353,950
University of Texas System Board of Regents
Series B 5.00% 8/15/49	10,000,000	16,389,000
Utah Charter School Finance Authority Revenue
(Wallace Stegner Academy Project) Series A 144A
5.00% 6/15/49 #	1,590,000	1,526,495
		44,531,144
Electric Revenue Bonds - 3.87%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	2,939,200
Long Island, New York Power Authority Electric System
Revenue
5.00% 9/1/47	1,605,000	1,906,836
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3 & 4 Project) Series A 5.00% 1/1/56	2,600,000	2,877,082
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	130,000	80,275
Series A 6.75% 7/1/36 ‡	500,000	313,750
Series AAA 5.25% 7/1/25 ‡	75,000	46,500
Series CCC 5.25% 7/1/27 ‡	2,570,000	1,593,400
Series TT 5.00% 7/1/32 ‡	3,165,000	1,954,387
Series WW 5.00% 7/1/28 ‡	400,000	247,000
Series XX 4.75% 7/1/26 ‡	265,000	162,313

NQ- 011 [5/20] 7/20 (1236686) 3

Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40 ‡	1,285,000	$796,700
Series XX 5.75% 7/1/36 ‡	940,000	587,500
Series ZZ 4.75% 7/1/27 ‡	210,000	128,625
Series ZZ 5.25% 7/1/24 ‡	105,000	65,100
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
(Salt River Project Electric System) Series A
5.00% 1/1/30	6,000,000	7,859,280
		21,557,948
Healthcare Revenue Bonds - 13.27%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,072,860
Allegheny County, Pennsylvania Hospital Development
Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 5.00% 4/1/47	1,800,000	2,016,846
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D
7.25% 1/1/52	2,500,000	1,858,450
(Senior Living, LLC Project Second Tier) Series B
5.00% 1/1/47	2,500,000	1,502,425
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54	1,070,000	997,679
(Second Tier - Great Lakes Senior Living Communities
LLC Project)
Series B 5.00% 1/1/49	400,000	361,756
Series B 5.125% 1/1/54	470,000	427,794
Brookhaven Development Authority Revenue, Georgia
(Children’s Healthcare of Atlanta) Series A 4.00% 7/1/49	1,810,000	2,015,218
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	2,105,000	3,382,567
(Sutter Health) Series A 5.00% 11/15/38	1,000,000	1,161,370
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	2,862,145
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A
4.00% 11/15/43	3,000,000	3,332,730
(American Baptist) 8.00% 8/1/43	2,040,000	2,127,965
(Cappella of Grand Junction Project) 144A
5.00% 12/1/54 #	2,100,000	1,833,825

4 NQ- 011 [5/20] 7/20 (1236686)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A-2 4.00% 8/1/49	3,750,000	$3,818,513
Series A-2 5.00% 8/1/44	3,000,000	3,360,600
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	1,944,263
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,376,900
5.50% 2/15/57	3,000,000	3,156,570
Maricopa County, Arizona Industrial Development
Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A
6.00% 1/1/48 #	1,195,000	1,043,271
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,151,160
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	1,500,000	1,482,630
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,248,313
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	458,184
144A 5.00% 12/1/35 #	1,200,000	1,365,372
144A 5.00% 12/1/37 #	800,000	899,528
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	2,792,130
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.757% 7/1/21 (NATL)^	775,000	752,556
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	120,000	124,871
Series A 7.50% 6/1/49	610,000	633,381
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,785,000	1,624,511
Series A 144A 6.75% 12/1/53 #	3,115,000	2,751,199

NQ- 011 [5/20] 7/20 (1236686) 5

Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
Revenue
(Thomas Jefferson University) Series A 5.00% 9/1/45	2,000,000	$2,148,160
(University Of Pennsylvania Health System)
4.00% 8/15/49	5,000,000	5,491,050
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,394,768
Seminole County, Florida Industrial Development Authority
Revenue
(Legacy Pointe at UCF Project) Series A
5.50% 11/15/49	2,000,000	1,529,480
Tarrant County, Texas Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	1,000,000	1,002,990
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	971,050
(Mirabella At ASU Project) Series A 144A
6.125% 10/1/52 #	1,290,000	1,236,581
Washington State Housing Finance Commission
(Heron’s Key Senior Living) Series A 144A
7.00% 7/1/45 #	1,125,000	1,143,101
		73,854,762
Lease Revenue Bonds - 2.74%
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50	1,000,000	857,820
Series A 5.00% 6/15/50	1,000,000	966,510
Series A 5.00% 6/15/57	1,620,000	1,550,194
New Jersey Economic Development Authority
(State Government Buildings Project) Series A
5.00% 6/15/47	2,250,000	2,306,880
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,145,700
New York Liberty Development Revenue
(World Trade Center Project)
Class 1 144A 5.00% 11/15/44 #	1,100,000	1,090,771
Class 2 144A 5.15% 11/15/34 #	1,000,000	1,009,070
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	2,245,000	2,304,650
		15,231,595

6 NQ- 011 [5/20] 7/20 (1236686)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds - 7.49%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	$2,080,984
Series A 5.50% 1/1/49	1,000,000	1,021,820
Series A 6.00% 1/1/38	525,000	563,225
Chicago, Illinois Board of Education
5.00% 4/1/42	1,060,000	1,057,371
5.00% 4/1/46	1,085,000	1,067,911
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,089,650
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	7,020,000	8,576,264
Series A 5.00% 9/1/25	8,000,000	9,902,640
New York City, New York
Series E-1 5.00% 3/1/44	5,000,000	5,978,250
Series F-1 5.00% 4/1/45	5,355,000	6,401,046
Subseries D-1 4.00% 12/1/42	1,700,000	1,911,412
Subseries D-1 5.00% 10/1/36	30,000	31,862
		41,682,435
Pre-Refunded/Escrowed to Maturity Bonds - 6.20%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,680,000	1,735,793
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	6,000,000	6,345,240
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,319,736
New York City, New York
Subseries D-1 5.00% 10/1/36-21§	6,470,000	6,879,745
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	14,759,647
Southwestern Illinois Development Authority Revenue
(Memorial Group) 7.125% 11/1/43-23§	2,000,000	2,453,280
		34,493,441
Special Tax Revenue Bonds - 12.96%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Tax Revenue
(City Center Project) 144A 5.375% 5/1/42 #	1,525,000	1,528,370
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	2,000,000	1,866,780
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	3,014,275

NQ- 011 [5/20] 7/20 (1236686) 7

Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	$4,051,560
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,847,807
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,004,820
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2011)
Series C 5.25% 11/1/25	4,430,000	4,519,486
Series D-1 5.00% 2/1/26	3,000,000	3,084,870
(Future Tax Secured Fiscal 2014) Series A-1
5.00% 11/1/42	10,000,000	11,179,800
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	2,155,000	1,897,047
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,456,000	1,443,275
Series A-1 4.75% 7/1/53	3,546,000	3,459,194
Series A-1 5.00% 7/1/58	5,465,000	5,482,816
Series A-1 5.408% 7/1/46 ^	58,800,000	15,266,244
Series A-1 5.606% 7/1/51 ^	4,500,000	853,650
Series A-2 4.329% 7/1/40	7,235,000	6,963,687
Series A-2 5.00% 7/1/58	1,021,000	878,417
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	3,280,000	2,810,730
		72,152,828
State General Obligation Bonds - 13.81%
California State
(Various Purpose)
5.00% 8/1/27	2,500,000	3,144,175
5.00% 3/1/30	5,000,000	5,979,350
5.00% 4/1/32	1,400,000	1,967,238
5.00% 10/1/47	2,145,000	2,542,640
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,150,775
Commonwealth of Puerto Rico
Series A 5.25% 7/1/31 ‡	785,000	490,625
Series A 8.00% 7/1/35 ‡	4,615,000	2,526,713

8 NQ- 011 [5/20] 7/20 (1236686)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
Series B 5.00% 7/1/35 ‡	800,000	$499,000
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,180,000	736,025
Series A 5.00% 7/1/41 ‡	3,220,000	1,791,125
Series A 5.125% 7/1/37 ‡	1,330,000	756,437
Series A 5.25% 7/1/30 ‡	3,700,000	2,312,500
Series A 5.25% 7/1/34 ‡	970,000	585,637
Series A 5.375% 7/1/33 ‡	880,000	547,800
Series A 5.50% 7/1/39 ‡	1,785,000	1,033,069
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,789,993
Series E 5.00% 9/15/35	2,500,000	3,001,600
Series E 5.00% 9/15/37	2,250,000	2,682,337
Florida State
(Department Of Transportation Right-of-Way Acquisition
and Bridge Construction)
Series A 4.00% 7/1/33	2,500,000	3,056,125
Series A 4.00% 7/1/34	3,660,000	4,400,784
Illinois State
5.00% 5/1/36	480,000	481,670
5.00% 11/1/36	1,780,000	1,789,612
5.00% 2/1/39	830,000	830,772
5.50% 5/1/39	5,000,000	5,253,200
Series A 5.00% 4/1/38	785,000	785,557
Series D 5.00% 11/1/27	3,500,000	3,564,960
(Rebuild Illinois Program) Series B 4.00% 11/1/39	8,380,000	7,662,504
Maryland State
Series A 5.00% 3/15/26	5,000,000	6,290,600
Series A 5.00% 3/15/28	3,000,000	3,990,840
Texas State
(Transportation Commission Mobility) Series A
5.00% 10/1/33	1,755,000	2,226,656
		76,870,319
Transportation Revenue Bonds - 14.65%
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	2,025,000	2,217,881
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,624,970
Series D 5.25% 1/1/42	2,000,000	2,283,640

NQ- 011 [5/20] 7/20 (1236686) 9

Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Grand Parkway, Texas Transportation Revenue
(Grand Parkway System-First Tier Toll) Series C
4.00% 10/1/49	5,000,000	$5,699,250
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	4,834,725
Love Field Airport Modernization, Texas General Airport
Revenue Bonds
5.00% 11/1/35 (AMT)	1,000,000	1,125,120
5.00% 11/1/36 (AMT)	1,000,000	1,121,700
Metropolitan Washington, D. C. Airports Authority Dulles
Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	4,280,000	4,343,173
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,720,900
North Texas Tollway Authority Revenue
(Second Tier) Series A 5.00% 1/1/34	5,000,000	5,721,100
Series A 5.00% 1/1/43	7,000,000	8,352,120
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	4,767,340
Series 8 6.50% 12/1/28	5,500,000	5,529,535
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	3,847,241
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	454,410
Series B 5.00% 1/1/42 (AMT)	450,000	450,495
Series B 5.00% 1/1/48 (AMT)	1,035,000	1,011,288
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure) 7.50% 6/30/33	1,560,000	1,568,440
(NTE Mobility Partners Segments 3 LLC Segment 3A
and 3B Facility)
6.75% 6/30/43 (AMT)	2,490,000	2,803,865
7.00% 12/31/38 (AMT)	1,830,000	2,077,855
(NTE Mobility Partners Segments 3 LLC Segment 3C
Project) 5.00% 6/30/58 (AMT)	10,000,000	11,010,600
Triborough Bridge & Tunnel Authority, New York
(MTA Bridges and Tunnels) Series A 5.00% 11/15/49	2,170,000	2,707,769
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,273,107
		81,546,524

10 NQ- 011 [5/20] 7/20 (1236686)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds - 1.02%
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	1,000,000	$1,035,290
Guam Government Waterworks Authority
Series A 5.00% 1/1/50	2,000,000	2,215,400
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,431,680
		5,682,370
Total Municipal Bonds (cost $548,176,679)		570,154,930

Total Value of Securities – 102.43%
(cost $548,176,679)		570,154,930

Liabilities Net of Receivables and Other Assets – (2.43%)		(13,543,362)
Net Assets Applicable to 48,583,915 Shares Outstanding – 100.00%		$556,611,568

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2020, the aggregate value of Rule 144A securities was $36,024,988, which represents
6.47% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

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Schedule of investments

Delaware Tax-Free USA Fund (Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

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